FUNDMANAGER PORTFOLIOS

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                                January 12, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

      RE:  FundManager Portfolios

           1933 Act File No. 33-89754

           1940 ACT FILE NO. 811-8992

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information dated January 8, 1999, that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No.

16 on January 8, 1999.

        If you have any questions regarding this certification, please call me at (412) 288-7403.

                                                   Very truly yours,

                                                   /s/ C. Todd Gibson
                                                   C. Todd Gibson
                                                   Assistant Secretary